Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income (loss) for the period	$ (171.2)	$ 280.0	$ 180.3
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation	159.2	196.5	194.5
Realization of government grants	(3.6)	(3.3)	(3.1)
Amortization	112.8	146.2	173.9
Realization of contribution from suppliers	(22.0)	(27.3)	(38.3)
Loss (reversal) for inventory obsolescence	18.3	11.7	(23.9)
Adjustment to market value, inventory, property plant and equipment and intangible	99.5	110.2	82.8
Allowance for doubtful accounts	(7.8)	8.1	3.5
Losses on fixed assets disposal	19.8	18.6	19.6
Deferred income tax and social contribution	(21.2)	(12.9)	(137.5)
Accrued interest	(6.4)	(29.0)	(13.1)
Interest on marketable securities, net	(33.6)	(23.6)	(52.5)
Equity in associates gains and losses	0.4	(1.2)	0.3
Share-based remuneration	0.1	0.5	1.4
Foreign exchange gain (loss), net	20.7	6.0	(12.6)
Mark to market of the residual value guarantees	16.5	(13.3)	27.5
Provision for penalties			58.6
Provision for voluntary redundancy scheme		6.4	28.2
Other	(7.2)	(4.3)	(0.8)
CHANGES IN ASSETS
Financial investments	790.8	(244.6)	(307.7)
Derivative financial instruments	23.9	(1.7)	(21.6)
Collateralized accounts receivable and accounts receivable	(16.0)	4.6	140.7
Contract assets	104.1	(76.9)	17.1
Customer and commercial financing	4.6	21.0	18.8
Inventories	(281.9)	404.9	(136.9)
Other assets	43.5	249.4	103.7
CHANGES IN LIABILITIES
Trade accounts payable	70.1	(127.3)	(93.8)
Non-recourse and recourse debt	(22.6)	(9.9)	(10.9)
Other payables	(16.3)	(36.6)	(23.0)
Contribution from suppliers	125.5	86.0	123.9
Contract liabilities	101.2	(99.9)	(110.5)
Taxes and payroll charges payable	30.7	21.1	(153.1)
Financial guarantees	(21.2)	(40.7)	(87.7)
Other provisions	9.8	(53.9)	45.1
Unearned income	(12.9)	(11.8)	0.5
NET CASH GENERATED (USED) BY OPERATING ACTIVITIES	1,107.6	753.0	(6.6)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(154.3)	(237.7)	(392.5)
Proceeds from sale of property, plant and equipment	0.3	19.1	2.9
Additions to intangible assets	(290.3)	(470.5)	(505.0)
Additions investments in subsidiaries and affiliates	(2.4)	(0.6)	(2.6)
Investments measured at amortized cost	(76.5)	(404.0)	(88.2)
Loans granted to jointly controlled entity			(12.3)
Dividends received	0.1	0.1	0.1
Restricted cash reserved for construction of assets		1.0	4.1
NET CASH USED IN INVESTING ACTIVITIES	(523.1)	(1,092.6)	(993.5)
FINANCING ACTIVITIES
Proceeds from borrowings	124.0	972.9	576.2
Repayment of borrowings	(596.3)	(540.2)	(523.7)
Dividends and interest on own capital	(40.6)	(54.1)	(28.2)
Proceeds from stock options exercised	9.5	5.9	1.7
Acquisition of own shares		(15.0)	(17.1)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES	(503.4)	369.5	8.9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	81.1	29.9	(991.2)
Effects of exchange rate changes on cash and cash equivalents	(71.0)	(0.6)	67.2
Cash and cash equivalents at the beginning of the period	1,270.8	1,241.5	2,165.5
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 1,280.9	$ 1,270.8	$ 1,241.5